Prospectus Supplement

October 28, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 28, 2011 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2011 of:

Opportunity Portfolios

Global Opportunity Portfolio (formerly Global Growth Portfolio), International Opportunity Portfolio and Opportunity Portfolio (formerly Equity Growth Portfolio)

Effective October 31, 2011, Alexander Umansky will no longer be managing the Global Opportunity, International Opportunity and Opportunity Portfolios (collectively the "Portfolios"). As a result, effective October 31, 2011, all references to Mr. Umansky will be deleted from the Prospectus. Kristian Heugh will continue as the lead manager of the Portfolios.

Please retain this supplement for future reference.

  IFTEQ1SPT1 10/11

Prospectus Supplement

October 28, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 28, 2011 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2011 of:

International Advantage Portfolio

Effective October 31, 2011, Alexander Umansky will no longer be managing the International Advantage Portfolio (the "Portfolio"). As a result, effective October 31, 2011, all references to Mr. Umansky will be deleted from the Prospectus. Kristian Heugh will continue as the lead manager of the Portfolio.

Please retain this supplement for future reference.

  IFTEQ2SPT2 10/11

Statement of Additional Information Supplement

October 28, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 28, 2011 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 29, 2011

Effective October 31, 2011, Alexander Umansky will no longer be managing the Global Opportunity, International Advantage, International Opportunity and Opportunity Portfolios (collectively the "Portfolios"). As a result, effective October 31, 2011, all references to Mr. Umansky will be deleted from the Statement of Additional Information. Kristian Heugh will continue as the lead manager of the Portfolios.

Please retain this supplement for future reference.